Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
Net loss	$ (22,759,504)	$ (8,122,842)	$ (4,774,087)
Net cash used in operating activities	(9,716,106)	(9,510,287)	$ (4,942,098)
Accumulated deficit	(37,065,891)	(14,306,387)
Cash	150,334	$ 194,113
Working capital	$ 4,771,583